Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss from continuing operations	(18,047)	(32,496)
Adjustments to reconcile to net cash from operating activities:
Depreciation	36,491	45,365
Equity in earnings of unconsolidated joint venture	0	(846)
Amortization of intangible assets (note 12(b))	3,276	3,686
Amortization of deferred lease inducements (note 17(b))	(107)	(108)
Amortization of deferred financing costs (note 12(c))	4,326	1,623
Loss on disposal of property, plant and equipment	3,033	1,837
Loss (gain) on disposal of assets held for sale (note 9)	2,212	(90)
Unrealized gain on derivative financial instruments (note 16(a))	(6,551)	(4,017)
Loss on debt extinguishment (note 15(d))	6,476	0
Stock-based compensation expense (note 23(a))	6,193	530
Cash settlement of restricted share unit plan (note 23(d))	(727)	(1,677)
Cash settlement of directors' deferred share unit plan (note 23(e))	(968)	(175)
Settlement of stock award plan (note 23(f))	0	(148)
Accretion of asset retirement obligation (note 17(c))	46	42
Deferred income tax (benefit) (note 10)	(3,664)	(11,312)
Net changes in non-cash working capital (note 24(b))	25,499	84,961
Total operating activities	57,488	87,175
Investing activities:
Purchase of property, plant and equipment	(31,351)	(54,087)
Additions to intangible assets (note 12(b))	(2,826)	(4,305)
Proceeds on the wind up of unconsolidated joint venture	0	2,170
Proceeds on disposal of property, plant and equipment	3,978	8,806
Proceeds on disposal of assets held for sale	3,106	1,937
Total investing activities	(27,093)	(45,479)
Financing activities:
Repayment of credit facilities	(234,684)	(386,658)
Increase in credit facilities	172,396	350,000
Financing costs (note 12(c))	(2,789)	(439)
Redemption of Series 1 Debentures (note 15(d))	(156,476)	0
Proceeds from stock options exercised (note 23(b))	1,175	7
Share purchase program (note 18(c))	(11,740)	0
Repayment of capital lease obligations	(14,030)	(8,520)
Total financing activities	(246,148)	(45,610)
Decrease in cash from continuing operations	(215,753)	(3,914)
Cash provided by (used in) discontinued operations (note 22)
Operating activities	45,739	(1,894)
Investing activities	182,836	5,927
Financing activities	(271)	(720)
Total cash provided by (used in) discontinued operations	228,304	3,313
Increase (decrease) in cash	12,551	(601)
Effect of exchange rate on changes in cash	27	(32)
Cash, beginning of year	1,164	1,797
Cash , end of year	13,742	1,164